Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
Service revenue					$ 500,000
Total revenues					500,000
Operating expenses
General and administrative expense	809,153	67,022	1,834,738	102,166	452,923	74,183
Consulting fees, related party	105,000		455,000		280,000
Service costs	78,421		651,341		199,920
Total operating expenses	992,574	67,022	2,941,079	102,166	932,843	74,183
Net loss from operations	(992,574)	(67,022)	(2,941,079)	(102,166)	(432,843)	(74,183)
Other income (expense)
Interest income, related party	11,762		11,960		789
Note interest expense	(16,146)	(6,090)	(55,901)	(21,529)	(35,004)	(14,013)
Total other income (expense)	(4,384)	(6,090)	(43,941)	(21,529)	(34,215)	(14,013)
Provision for taxes
Net loss	$ (996,958)	$ (73,112)	$ (2,985,020)	$ (123,695)	$ (467,058)	$ (88,196)
Loss per common share - Basic and diluted	$ (0.05)	$ (0.01)	$ (0.19)	$ (0.02)	$ (0.07)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	20,874,524	6,000,000	15,710,686	6,000,000	6,934,795	6,000,000